Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) - Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	$ 75,411,956	$ 126,317,001
Amount of equity investments in digital assets long term	56,570,104	131,108,063
Amount of equity investments in digital assets	131,982,060	257,425,063
Fund A [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	25,114,654	36,907,495
Amount of equity investments in digital assets long term	25,114,734	53,902,510
Amount of equity investments in digital assets	50,229,388	$ 90,810,004
Fund B [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	50,297,302
Amount of equity investments in digital assets long term	31,455,370
Amount of equity investments in digital assets	$ 81,752,672
Solana (SOL) [Member] | Fund A [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	192,949.9577	216,379.2216
Amount of equity investments in digital assets current	$ 19,860,832	$ 30,886,684
Quantity of equity investments in digital assets long term	220,396.5353	244,331.9458
Amount of equity investments in digital assets long term	$ 22,685,979	$ 34,876,748
Quantity of equity investments in digital assets	413,346.493	460,711.1675
Amount of equity investments in digital assets	$ 42,546,811	$ 65,763,432
Solana (SOL) [Member] | Fund B [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	470,185.9	626,365.7
Amount of equity investments in digital assets current	$ 50,297,302	$ 89,409,506
Quantity of equity investments in digital assets long term	294,049	540,869.9
Amount of equity investments in digital assets long term	$ 31,455,370	$ 77,205,553
Quantity of equity investments in digital assets	764,234.9	1,167,235.6
Amount of equity investments in digital assets	$ 81,752,672	$ 166,615,059
Avalanche (AVAX) [Member] | Fund A [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	503,720.0812	223,905.19
Amount of equity investments in digital assets current	$ 5,253,822	$ 6,020,811
Quantity of equity investments in digital assets long term	232,861.4009	707,540.41
Amount of equity investments in digital assets long term	$ 2,428,755	$ 19,025,762
Quantity of equity investments in digital assets	736,581.4821	931,445.6
Amount of equity investments in digital assets	$ 7,682,577	$ 25,046,572